Other Non-current Assets	9 Months Ended
Sep. 30, 2021
Other Non-current Assets
Other Non-current Assets
9.	Other Non-current Assets

Other non-current assets consist of the following:

	December 31,	September 30,
	2020	2021
Auto financing receivables	—	2,324,879
Non-current portion of national subsidy receivable	651,006	1,179,931
Long-term deposits	128,355	600,364
Receivables of installment payments for battery	637,402	455,930
Prepayments for purchase of property and equipment	15,072	164,880
Right of use assets – finance lease	95,887	69,946
Others	34,033	17,291
Total	1,561,755	4,813,221

Long-term deposit mainly consists of deposits to vendors for guarantee of production capacity as well as rental deposit for offices and NIO Houses which will not be collectible within one year.